Government grant advances and loans - Schedule of Government Grant Advances and Loans (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Current
Government grant advances	$ 708		$ 968		$ 3,317
Research project financing	1,518		1,237		1,057
Government loans	1,727		1,954		1,832
Current interest payable	653		0		0
Total current portion	4,606		4,159		6,206
Non-current
Government grant advances	328		872		2,048
Research project financing	259		1,567		2,248
Government loans	173		1,424		3,084
Accrued interest	2,496		2,372		1,974
Total non-current portion	3,256		6,235		9,354
Amount funded from government grant advances	$ 436	€ 428	$ 1,364	€ 1,376	$ 7,650	€ 6,326